Document and Entity Information	Mar. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 06, 2026
Entity Registrant Name	Blue Owl Capital Corp II
Entity Incorporation State Country Code	MD
Entity File Number	814-01219
Entity Tax Identification Number	47-5416332
Entity Address Address Line 1	399 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001655887
Amendment Flag	false